Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Capital and reserves [Abstract]
Table of Share Capital

Quantity of shares at December 31, 2022				Share capital December 31, 2022
Class	Quantity	Nominal value per share	Votes per share	Shares outstanding	Paid-in

Ordinary	612,710,079	1	1	612,710	612,710